Other liabilities and tax payable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities
Other liabilities consisted of the following:

	At December 31,
	2019			2018
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for GDP and buy-back agreements	€2,210	€—	€2,210	€2,362	€—	€2,362
Accrued expenses and deferred income	769	674	1,443	783	697	1,480
Indirect tax payables	501	14	515	681	16	697
Payables to personnel	1,008	15	1,023	956	16	972
Social security payables	258	4	262	265	4	269
Construction contract liabilities (Note 14)	83	—	83	93	—	93
Service contract liability	621	1,530	2,151	568	1,521	2,089
Other	1,338	189	1,527	1,349	198	1,547
Total Other liabilities	€6,788	€2,426	€9,214	€7,057	€2,452	€9,509

Disclosure of analysis of other liabilities by due date
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2019					2018
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€5,398	€201	€21	€222	€5,620	€5,706	€221	€13	€234	€5,940

Explanation of significant changes in contract assets and contract liabilities [text block]
Changes in the Group's construction contracts, net asset/(liability) for the year ended December 31, 2019, were as follows:

	At January 1, 2019	Advances received from customers	Amounts recognized within revenue	At December 31, 2019
	(€ million)
Construction contracts, net asset/(liability)	€42	€(603)	€672	€111
Changes in the Group's service contract liability for the year ended December 31, 2019, were as follows:

	At January 1, 2019	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2019
	(€ million)
Service contract liability	€2,089	€839	€(721)	€—	€(56)	€2,151

Disclosure of analysis of tax payables by due date
Tax liabilities by due date were as follows:

	At December 31,
	2019					2018(1)
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Tax liabilities(1)	€122	€276	€2	€278	€400	€203	€149	€—	€149	€352
________________________________________________________________________________________________________________________________________________
(1) Refer to Note 2, Basis of preparation.